UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund:   BlackRock Municipal 2030 Target Term Trust (BTT)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2030 Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	$1,000	$1,003,370
5.25%, 1/01/20	1,000	1,003,370
5.50%, 1/01/21	1,200	1,204,044
5.50%, 1/01/22	1,105	1,108,724
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM) (a):
0.00%, 10/01/31	7,375	3,742,296
0.00%, 10/01/32	6,295	2,963,686
0.00%, 10/01/33	1,275	562,364
University of South Alabama, Refunding RB, AGM:
5.00%, 11/01/29	1,105	1,290,784
5.00%, 11/01/30	2,000	2,323,960

		15,202,598
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	6,130	6,155,623
Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 2/01/34	6,340	6,784,751
Series B, 5.00%, 2/01/33	1,810	1,950,384
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	575	632,385
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	575	592,900
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	1,012,660
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (b)	750	828,652
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 1/01/31	16,280	18,966,200

Municipal Bonds	Par (000)	Value
Arizona (continued)
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	$6,000	$6,239,100

		37,007,032
California — 11.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30 (a)	10,530	5,967,667
Azusa Unified School District, GO, Refunding, (AGM):
4.00%, 8/01/30	4,420	4,835,657
4.00%, 8/01/31	4,825	5,204,245
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/27	750	789,930
Biola University, 5.00%, 10/01/29	660	739,365
Biola University, 5.00%, 10/01/30	500	557,570
Biola University, 4.00%, 10/01/33	2,500	2,546,775
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 8/15/30	1,000	1,105,980
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/30 (b)	13,845	14,701,729
California Statewide Communities Development Authority, RB:
American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,713,855
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,690,075
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,085,340
5.00%, 8/01/29	1,300	1,403,753
5.00%, 8/01/33	1,335	1,420,120

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose, California, Norman Y Mineta San Jose International Airport SJC, Refunding ARB, Series A, AMT:
5.00%, 3/01/30	$500	$580,800
5.00%, 3/01/31	1,500	1,731,825
5.00%, 3/01/32	1,000	1,149,080
5.00%, 3/01/33	975	1,115,039
5.00%, 3/01/34	1,250	1,421,650
5.00%, 3/01/35	2,000	2,262,100
El Camino Community College District, GO, CAB, Election of 2002, Series C (a):
0.00%, 8/01/30	9,090	5,888,502
0.00%, 8/01/31	12,465	7,707,608
0.00%, 8/01/32	17,435	10,206,798
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 1/01/32	4,110	4,437,937
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 7/01/33	3,000	3,171,330
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,165,975
Monterey Peninsula Community College District, GO, Refunding, CAB (a):
0.00%, 8/01/30	3,500	2,177,525
0.00%, 8/01/31	5,940	3,517,846
Oakland Unified School District/Alameda County, GO, Series A:
5.00%, 8/01/32	1,100	1,278,156
5.00%, 8/01/33	1,000	1,156,370
Poway Unified School District, GO, Election of 2008, Series A (a):
0.00%, 8/01/27	10,000	7,382,100
0.00%, 8/01/30	10,000	6,327,800
0.00%, 8/01/32	12,500	7,165,875
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	10,063,900
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	10,660	11,351,514
4.00%, 8/01/32	12,010	12,739,487
4.00%, 8/01/33	5,665	5,979,237

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Community College District, GO, CAB, Election of 2006, 0.00%, 8/01/30 (a)	$5,000	$2,829,800
State of California, GO, Refunding, Various Purpose, 4.00%, 9/01/34	16,000	16,749,120
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Community Redevelopment Agency Projects, Series A:
5.00%, 10/01/32	1,355	1,558,670
5.00%, 10/01/33	3,000	3,431,670

		181,309,775
Colorado — 2.6%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	775,103
5.50%, 12/01/29	750	848,190
5.38%, 12/01/33	1,500	1,667,025
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds (b):
4.00%, 12/01/23	1,000	1,009,660
4.10%, 12/01/24	5,080	5,128,666
4.20%, 12/01/25	5,280	5,330,424
4.50%, 12/01/30	4,305	4,332,767
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,661,076
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,159,630
NCMC, Inc. Project, 4.00%, 5/15/30	2,860	3,064,633
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	518,280
Denver Convention Center Hotel Authority, Refunding RB, Senior, 5.00%, 12/01/30	2,000	2,263,760
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/26	1,000	1,140,900
5.00%, 12/01/27	1,500	1,695,855
5.00%, 12/01/28	1,500	1,687,380
5.00%, 12/01/30	1,350	1,497,164

2	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A (continued):
5.00%, 12/01/31	$1,500	$1,655,130
5.00%, 12/01/33	1,000	1,092,590
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	521,337

		42,049,570
Connecticut — 2.8%
State of Connecticut, GO, Series D, 4.00%, 8/15/29	11,500	12,250,145
University of Connecticut, RB, Series A:
5.00%, 1/15/29	15,560	18,189,640
5.00%, 1/15/30	13,000	15,104,830

		45,544,615
District of Columbia — 1.3%
District of Columbia, GO, Series A, 5.00%, 6/01/32	16,980	19,944,878
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/33	1,700	1,978,154

		21,923,032
Florida — 9.5%
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,282,425
City of North Miami Beach Florida, Refunding RB, 4.00%, 8/01/27	2,810	3,002,822
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	2,145	2,267,072
H. Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	10,270,800
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,446,150
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/33	3,760	4,113,778
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 4/01/30	600	656,334

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM) (continued):
5.00%, 4/01/33	$740	$801,383
County of Broward Florida School District, COP, Refunding, , Series A, 5.00%, 7/01/32	3,000	3,459,780
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25 (b)	5,250	5,377,943
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 4/01/32	6,690	6,991,384
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/33	5,000	5,547,900
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 5/01/32	9,000	10,244,070
County of Orange Florida School Board, COP, Refunding, Series C, 5.00%, 8/01/33	21,555	24,772,084
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	19,790	21,560,413
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (a):
0.00%, 6/01/29	2,295	1,599,822
0.00%, 6/01/30	2,000	1,337,280
0.00%, 6/01/31	1,295	830,212
0.00%, 6/01/32	2,495	1,538,367
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,233,432
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,093,320
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,084,188
4.50%, 11/01/31	3,200	3,398,592
4.50%, 11/01/32	2,300	2,436,781

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Florida (continued)
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	$1,000	$1,103,780
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,470,010
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	2,350	2,468,111
5.00%, 5/01/32	5,615	5,985,534
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 5/01/28	2,010	1,986,463
Phase I, 3.50%, 5/01/28	3,775	3,730,795
Phase II, 4.00%, 5/01/33	1,165	1,165,617
Phase II, 4.00%, 5/01/34	2,415	2,402,007
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,005	6,182,748

		155,841,397
Idaho — 0.6%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	10,000	10,409,900
Illinois — 11.8%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	5,000	5,477,050
Chicago O’Hare International Airport, Refunding RB, 5.00%, 1/01/33	6,940	7,819,090
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	10,000	9,631,000
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	10,462,669
4.00%, 1/01/32	10,790	10,844,381
4.00%, 1/01/33	11,220	11,243,225
4.00%, 1/01/35	9,135	9,054,521
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/27	5,000	5,212,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 1/01/30	$730	$789,225
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,703,641
4.00%, 12/01/31	1,715	1,795,433
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,211,162
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,158,220
DePaul University, Series A, 4.00%, 10/01/31	1,000	1,051,320
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,043,910
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	3,890	4,098,621
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,580,463
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,107,711
Presence Health Network, Series C, 5.00%, 2/15/30	12,000	13,022,400
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,418,657
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,311,633
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,356,264
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,363,220
The University of Chicago Medical Centre, Series B, 5.00%, 8/15/30	3,205	3,683,154
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	20,000	21,156,400
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,080	9,412,419

4	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Winnebago & Boone Counties School District No. 205 Rockford, GO (continued):
4.00%, 2/01/30	$9,835	$10,129,558

		194,137,347
Indiana — 3.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,020	2,247,957
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 3/01/46 (c)	8,500	9,683,540
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	23,690,130
Earlham College Project, 5.00%, 10/01/32	11,255	11,906,440
Northern Indiana Commuter Transportation District, RB:
5.00%, 7/01/32	1,000	1,140,390
5.00%, 7/01/33	1,400	1,588,202

		50,256,659
Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	18,812,095
5.25%, 12/01/25	14,345	14,508,246

		33,320,341
Kansas — 0.2%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A:
5.00%, 9/01/30	1,175	1,347,866
5.00%, 9/01/33	1,370	1,546,018

		2,893,884
Kentucky — 0.6%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,153,808

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Convertible Series C, 0.00%, 7/01/33 (d)	$1,500	$1,273,725
Series B, 0.00%, 7/01/30 (a)	1,230	666,180

		10,093,713
Louisiana — 3.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/29	1,000	1,143,300
City of Ruston Louisiana, RB, (AGM):
5.00%, 6/01/29	1,060	1,229,494
5.00%, 6/01/30	1,000	1,153,070
5.00%, 6/01/31	1,020	1,169,012
5.00%, 6/01/32	1,225	1,396,684
Louisiana Public Facilities Authority, Refunding RB:
Entergy Louisiana, Series B, 3.50%, 6/01/30	6,190	6,183,191
Ochsner Clinic Foundation Project, 5.00%, 5/15/29	1,250	1,431,250
Ochsner Clinic Foundation Project, 5.00%, 5/15/30	1,000	1,133,070
Ochsner Clinic Foundation Project, 3.00%, 5/15/31	2,250	2,125,980
Ochsner Clinic Foundation Project, 5.00%, 5/15/32	1,500	1,680,585
Ochsner Clinic Foundation Project, 5.00%, 5/15/33	2,200	2,453,990
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/29	3,000	3,334,920
5.00%, 7/01/30	5,000	5,535,900
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	323,550
5.00%, 4/01/32	1,000	1,074,630
5.00%, 4/01/33	1,575	1,686,463
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,111,956
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,678,724
5.25%, 5/15/32	4,375	4,751,644
5.25%, 5/15/33	4,750	5,136,032

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$1,500	$1,631,445

		50,364,890
Maryland — 1.8%
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	700	697,179
4.90%, 7/01/30	1,315	1,316,013
County of Howard Maryland Housing Commission, RB, Woodfield Oxford Square Apartments:
5.00%, 12/01/29	500	588,945
5.00%, 12/01/30	850	993,301
5.00%, 12/01/31	725	842,138
5.00%, 12/01/32	550	633,523
5.00%, 12/01/33	1,765	2,026,220
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 3/31/30	1,325	1,497,528
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	3,225	3,226,548
Salisbury University Project, 5.00%, 6/01/34	500	530,940
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 1/01/31	2,865	3,204,417
Charlestown Community, Series A, 5.00%, 1/01/32	3,010	3,349,076
Charlestown Community, Series A, 5.00%, 1/01/33	3,165	3,505,839
Lifebridge Health Issue, 5.00%, 7/01/31	350	404,856
Lifebridge Health Issue, 5.00%, 7/01/32	360	414,245
Lifebridge Health Issue, 5.00%, 7/01/33	385	441,025
Meritus Medical Center, 5.00%, 7/01/29	2,200	2,471,876
Meritus Medical Center, 5.00%, 7/01/31	1,400	1,554,420

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Meritus Medical Center, 5.00%, 7/01/33	$1,200	$1,321,572

		29,019,661
Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Emmanuel College Issue, Series A:
5.00%, 1/01/31	475	532,199
5.00%, 1/01/32	635	707,606
5.00%, 1/01/33	1,070	1,185,881
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A:
5.00%, 10/01/30	780	877,555
5.00%, 10/01/31	3,635	4,063,239
5.00%, 10/01/32	980	1,089,642
5.00%, 10/01/33	1,285	1,417,946
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	6,820	7,452,760

		17,326,828
Michigan — 1.7%
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 6/01/33	2,750	3,069,138
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,532,454
Trinity Health Credit Group, 5.00%, 12/01/31	3,000	3,456,900
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,388,238
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 7/01/31	2,070	2,360,607
5.00%, 7/01/32	1,430	1,622,235

6	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan, Refunding RB, GAN, 5.00%, 3/15/27	$3,750	$4,527,487

		27,957,059
Minnesota — 0.2%
Sartell-St Stephen Independent School District No. 748, GO, Series B (a):
0.00%, 2/01/30	1,850	1,235,152
0.00%, 2/01/31	2,190	1,399,366
0.00%, 2/01/32	1,450	899,450

		3,533,968
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 3/01/30	2,280	2,583,787
5.00%, 3/01/31	1,595	1,799,878
5.00%, 3/01/32	2,000	2,244,140
5.00%, 3/01/33	1,275	1,428,561
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	13,643,467

		21,699,833
Missouri — 0.7%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,088,611
St. Louis College of Pharmacy, 5.00%, 5/01/30	3,000	3,236,880
The Children’s Mercy Hospital, 5.00%, 5/15/29	500	579,325
The Children’s Mercy Hospital, 5.00%, 5/15/30	915	1,052,213
The Children’s Mercy Hospital, 5.00%, 5/15/31	1,175	1,342,966
The Children’s Mercy Hospital, 4.00%, 5/15/32	1,680	1,744,630
The Children’s Mercy Hospital, 4.00%, 5/15/33	2,000	2,065,960

		12,110,585
Nebraska — 1.3%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,788,320
Gas Project No. 3, 5.00%, 9/01/32	4,500	4,873,950

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Public Power Generation Agency, Refunding RB, Whelan Energy Center Unit 2, Series A, 5.00%, 1/01/32	$7,630	$8,681,643

		21,343,913
New Hampshire — 0.3%
New Hampshire State Turnpike System, RB, Series C, 4.00%, 8/01/33	4,350	4,536,310
New Jersey — 13.6%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,654,139
5.00%, 11/01/22	1,890	2,048,117
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,625,100
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	12,230	13,232,126
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,457,770
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,928,912
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,167,172
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/23	13,000	14,170,000
Cigarette Tax, 5.00%, 6/15/26	10,610	11,339,862
Cigarette Tax, 4.25%, 6/15/27	16,500	16,895,340
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	6,739,028
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,509,750
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/29	2,900	3,363,391
Princeton HealthCare System, 5.00%, 7/01/30	2,400	2,763,696

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/30	$11,245	$12,949,067
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/32	10,005	10,394,295
St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,185,640
St. Joseph Health System, 5.00%, 7/01/28	1,500	1,690,260
St. Joseph Health System, 5.00%, 7/01/29	1,250	1,397,588
St. Joseph Health System, 5.00%, 7/01/30	1,100	1,223,013
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/22	1,275	1,425,450
5.00%, 12/01/23	3,475	3,920,981
5.00%, 12/01/24	6,000	6,805,080
5.00%, 12/01/25	5,500	6,233,205
5.00%, 12/01/26	2,250	2,533,163
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/27	4,225	4,524,130
Transportation Program, Series AA, 5.25%, 6/15/28	4,500	4,787,865
Transportation System, CAB, Series A, 0.00%, 12/15/28 (a)	41,000	23,408,950
Transportation System, CAB, Series A, 0.00%, 12/15/29 (a)	18,000	9,626,580
Transportation System, Series AA, 4.00%, 6/15/30	13,315	12,711,830
Transportation System, Series C, 5.25%, 6/15/32	10,000	10,433,400
Transportation System, Series D, 5.00%, 6/15/32	5,000	5,085,350
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,851,400
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	547,415
5.00%, 11/01/34	500	545,010

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/30	$2,000	$2,256,160
5.00%, 7/15/31	1,450	1,627,799
5.00%, 7/15/32	835	933,380

		222,991,414
New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 9/01/31	6,250	6,258,562
Series A-2, 3.80%, 11/01/32	5,850	5,857,196
Series A-2, 3.80%, 9/01/33	5,000	4,968,500

		17,084,258
New York — 2.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (b)	900	944,496
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 0.64%, 8/01/43 (c)	6,400	6,400,000
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 7/01/32	5,500	5,650,095
4.00%, 7/01/33	6,000	6,142,680
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	3,080	3,234,893
5.00%, 8/01/31	3,465	3,641,195
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/22 (e)	9,115	10,437,496

8	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/30	$3,000	$3,409,260

		39,860,115
North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,833,148
Mission Health Combined Group, 4.00%, 10/01/31	1,250	1,307,963
Mission Health Combined Group, 5.00%, 10/01/32	3,700	4,287,042
Mission Health Combined Group, 4.00%, 10/01/33	1,500	1,551,210

		8,979,363
Ohio — 1.1%
American Municipal Power, Inc., RB, Meldahl Hydroelectric Project, Green Bond, Series A:
5.00%, 2/15/29	700	814,058
5.00%, 2/15/30	885	1,021,485
5.00%, 2/15/31	800	916,880
5.00%, 2/15/32	1,000	1,139,490
5.00%, 2/15/33	1,195	1,353,839
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	524,465
5.63%, 7/01/32	1,000	1,048,570
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,324,130
Ohio Air Quality Development Authority, Refunding RB, AMT, 3.95%, 11/01/32 (c)	1,500	660,000
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,825,103
5.00%, 12/31/30	2,400	2,691,888

		17,319,908
Oklahoma — 0.8%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	815	828,333
Norman Regional Hospital Authority, Refunding RB:
5.00%, 9/01/27	2,100	2,407,314

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Norman Regional Hospital Authority, Refunding RB (continued):
5.00%, 9/01/28	$2,000	$2,276,480
5.00%, 9/01/29	2,150	2,427,522
5.00%, 9/01/30	5,130	5,754,321

		13,693,970
Pennsylvania — 15.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,286,557
5.00%, 5/01/28	5,000	5,379,100
5.00%, 5/01/29	3,745	4,009,360
5.00%, 5/01/30	5,300	5,650,595
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A, 5.00%, 12/01/30	2,180	2,214,902
City of Philadelphia Pennsylvania, GO, Refunding (AGM):
5.00%, 8/01/30	10,735	12,554,582
5.00%, 8/01/31	10,000	11,620,000
County of Allegheny Higher Education Building Authority, Refunding RB, Duquesne University, 4.00%, 3/01/21	350	380,041
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project (c):
Series A, 4.00%, 1/01/35	9,765	4,296,600
Series B, 3.50%, 12/01/35	6,790	2,987,600
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 1/01/22	750	791,302
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/27	1,275	1,319,995
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/32	3,350	3,417,134
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/29	1,300	1,423,773
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/30	2,675	2,888,679

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 6/01/31	$2,275	$2,377,307
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University:
4.00%, 12/01/30	1,000	1,076,020
4.00%, 12/01/31	1,000	1,069,870
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 8/15/30	2,535	2,354,331
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network:
Series A, 5.00%, 7/01/30	800	915,728
Series B, 4.00%, 7/01/33	27,535	27,971,705
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,753,475
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/33	15,015	16,395,930
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/29	3,250	3,557,190
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/30	6,185	6,723,033
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 1/01/30	2,000	2,003,660
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	14,395,065
County of Westmoreland Municipal Authority, Refunding RB, (BAM):
5.00%, 8/15/27	1,500	1,764,195
5.00%, 8/15/28	3,000	3,503,100
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2, 5.00%, 2/15/34 (f)	1,750	2,001,282
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/34	5,000	5,501,400

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT (continued):
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/29	$5,000	$5,621,450
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/30	13,100	14,651,564
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center:
5.00%, 3/15/30	5,250	6,086,955
5.00%, 3/15/31	4,500	5,179,320
Pennsylvania Higher Educational Facilities Authority, RB:
Series AT-1, 5.00%, 6/15/30	7,910	9,124,739
Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,553,450
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 5/01/30	425	489,608
Drexel University, 5.00%, 5/01/31	1,000	1,144,960
Drexel University, 5.00%, 5/01/32	1,750	1,993,372
Drexel University, 5.00%, 5/01/33	3,320	3,765,013
La Salle University, 4.00%, 5/01/32	3,000	3,034,020
Pennsylvania Turnpike Commission, Refunding RB, Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,747,800
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,424,841
5.00%, 4/01/28	8,000	8,542,080
5.00%, 4/01/29	6,000	6,376,620
5.00%, 4/01/30	5,500	5,833,080
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 7/01/30	1,280	1,358,707
5.00%, 7/01/30	825	884,375

10	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Upper Moreland Township School District, GO:
5.00%, 10/01/30	$325	$372,018
5.00%, 10/01/31	450	511,353
5.00%, 10/01/32	150	169,550
5.00%, 10/01/33	250	281,275

		251,729,661
Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 5/15/30	1,500	1,657,560
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	13,037,895
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 6/01/28	2,750	3,045,900
5.00%, 6/01/29	4,500	4,945,635
5.00%, 6/01/30	4,215	4,603,497

		27,290,487
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 5/01/28	2,000	2,040,100
Tennessee — 0.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,767,658
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/31	1,300	1,488,058

		8,255,716
Texas — 17.3%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/30	1,600	1,821,696
5.00%, 1/01/31	1,175	1,329,642
5.00%, 1/01/33	1,500	1,683,630

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/32	$12,500	$13,910,375
5.00%, 8/15/33	14,000	15,522,080
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,835,640
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,883,227
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF- GTD), 4.00%, 8/15/31	1,250	1,335,013
Idea Public Schools (PSF- GTD), 4.00%, 8/15/33	1,200	1,261,824
Uplift Education, 3.10%, 12/01/22	915	912,658
Uplift Education, 3.95%, 12/01/32	1,800	1,754,874
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 8/15/33	12,325	12,893,306
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	550,260
6.38%, 1/01/33	460	519,975
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	1,090	1,115,866
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,640,430
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,207,480
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	33,861,361
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	10,711,100
Series B-2, 4.00%, 6/01/30	12,895	13,426,919

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
0.00%, 9/15/31	$6,235	$3,650,592
0.00%, 9/15/32	15,135	8,397,049
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,624,520
4.00%, 11/15/32	15,420	15,710,204
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,086,910
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD) (a):
0.00%, 8/15/31	1,200	697,008
0.00%, 8/15/32	2,000	1,100,620
0.00%, 8/15/33	4,485	2,339,331
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services, 4.00%, 5/15/31	9,970	10,447,962
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 4/01/29	2,290	2,463,101
Stephenville LLC Tarleton State University Project, 5.38%, 4/01/28	1,150	1,265,736
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/24	420	467,443
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/25	240	267,888
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/29	725	778,425
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,781,904
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 5.00%, 1/01/30	8,500	9,902,585
2nd Tier, 5.00%, 1/01/33	10,000	11,295,800

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	$635	$666,115
5.50%, 1/01/32	1,000	1,052,860
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/23	3,100	3,712,312
Texas A&M University, Refunding RB, Financing System, Series B, 5.00%, 5/15/22	5,000	5,867,450
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	18,000	19,492,560
5.00%, 12/15/31	25,000	26,953,250
Texas Public Finance Authority, Refunding RB, Midwestern State University:
4.00%, 12/01/29	2,000	2,154,480
4.00%, 12/01/30	2,000	2,141,740
4.00%, 12/01/31	1,650	1,756,838
Texas State University System, Refunding RB, Series A, 5.00%, 3/15/32	1,250	1,475,250
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier:
5.00%, 10/01/22	5,000	5,893,450
Series A, 5.00%, 4/01/22	5,000	5,833,700
University of Texas System, Refunding RB, Financing System, Series C, 5.00%, 8/15/20	7,410	8,319,503

		284,773,942
Utah — 0.5%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	7,750	8,243,597
Vermont — 0.1%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,509,128
Virginia — 0.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,047,240
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,014,970

12	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds	Par (000)	Value
Virginia (continued)
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A (continued):
4.50%, 7/01/32	$1,100	$1,097,536
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	502,020
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 7/01/30 (b)	2,000	2,158,280
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,150,041

		12,970,087
Washington — 2.6%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,031,591
5.00%, 9/01/27	1,000	1,034,720
5.25%, 9/01/32	1,850	1,891,754
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	5,356,050
Spokane Public Facilities District, Refunding RB, Series B, 5.00%, 12/01/32	5,895	6,599,040
State of Washington, COP, State & Local Agency Real & Personal Property, Series B:
4.00%, 7/01/29	3,605	3,789,792
4.00%, 7/01/30	4,290	4,494,075
4.00%, 7/01/31	4,470	4,665,205
4.00%, 7/01/32	4,590	4,763,686
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 1/01/31	1,000	1,153,400
5.00%, 1/01/32	1,140	1,307,717
5.00%, 1/01/33	3,345	3,818,853
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 7/01/28	1,000	1,094,230
5.00%, 7/01/33	1,100	1,177,616

		42,177,729

Municipal Bonds	Par (000)	Value
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 6/01/31	$1,950	$2,227,115
5.00%, 6/01/33	1,100	1,243,231

		3,470,346
Wisconsin — 2.2%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	6,690	7,083,104
Waste Management, Inc. Project, 2.63%, 11/01/25	3,000	2,922,690
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	2,250	2,416,050
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	3,951,242
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,113,050
Marquette University, 4.00%, 10/01/32	4,520	4,698,675
The Monroe Clinic, Inc., 5.00%, 2/15/28	500	578,220
The Monroe Clinic, Inc., 5.00%, 2/15/29	575	658,496
The Monroe Clinic, Inc., 5.00%, 2/15/30	500	566,570
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 9/01/32	9,000	8,561,790

		35,549,887
Total Municipal Bonds — 121.3%		1,992,978,241

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Colorado — 5.1%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT:
4.25%, 11/15/29	$33,820	$35,497,223
4.25%, 11/15/30 (h)	35,210	36,956,157
4.25%, 11/15/31	8,085	8,485,956
4.25%, 11/15/32	2,230	2,340,592

		83,279,928
Florida — 5.9%
County of Broward Florida, ARB, Series Q-1:
4.00%, 10/01/29	17,200	17,890,970
4.00%, 10/01/30	18,095	18,821,925
4.00%, 10/01/31	18,820	19,576,050
4.00%, 10/01/32	19,575	20,361,381
4.00%, 10/01/33(h)	20,355	21,172,715

		97,823,041
Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 9/01/28	3,375	3,518,726
4.00%, 9/01/29	6,524	6,802,870
4.00%, 9/01/30	6,324	6,594,353
4.00%, 9/01/31	8,649	9,018,365
4.00%, 9/01/32	7,749	8,080,038
4.00%, 9/01/33	9,374	9,774,239

		43,788,591
Texas — 9.8%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project:
4.00%, 9/15/30	15,000	15,596,812
4.00%, 9/15/31	19,475	20,249,861
4.00%, 9/15/32	18,075	18,794,158
4.00%, 9/15/33	11,000	11,437,662
4.00%, 9/15/34	11,885	12,357,874
4.00%, 9/15/35	4,500	4,679,044

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, AMT:
Series E, 4.00%, 11/01/32	$6,915	$7,464,082
Series E, 4.13%, 11/01/35	10,435	11,263,585
Series F, 5.00%, 11/01/29	12,820	13,837,965
Series F, 5.00%, 11/01/30	15,565	16,800,931
Series F, 5.00%, 11/01/31	10,000	10,794,044
Series F, 5.00%, 11/01/32 (h)	17,170	18,533,375

		161,809,393

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.5%		386,700,953

Total Long-Term Investments (Cost — $2,369,236,716) — 144.8%		2,379,679,194

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (i)(j)	176,413,171	176,448,453

Total Short-Term Securities (Cost — $176,441,534) — 10.7%		176,448,453
Total Investments (Cost — $2,545,678,250*) — 155.5%		2,556,127,647
Other Assets Less Liabilities — 1.3%		22,048,268
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.2)%		(184,506,068)
RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.6)%		(749,572,227)

Net Assets Applicable to Common Shares — 100.0%		$1,644,097,620

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$2,369,424,413

Gross unrealized appreciation		$51,814,912
Gross unrealized depreciation		(49,226,594)

Net unrealized appreciation		$2,588,318

14	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Notes to Schedule of investments
(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between November 1, 2018 to November 15, 2020, is $128,621,860.

(i)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	96,809,834	79,603,337	176,413,171	$176,448,453	$187,606	$11,530	$6,919
[1] Includes net capital gain distributions.

(j)	Current yield as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Trust’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,379,679,194	—	$2,379,679,194
Short-Term Securities	$176,448,453	—	—	176,448,453

Total	$176,448,453	$2,379,679,194	—	$2,556,127,647

[1] See above Schedule of Investments for values in each state or political subdivision.

16	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Municipal 2030 Target Term Trust (BTT)

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(184,114,916)	—	$(184,114,916)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

Total	—	$(934,114,916)	—	$(934,114,916)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	APRIL 30, 2017	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2030 Target Term Trust

Date: June 22, 2017